Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 28, 2023	Mar. 31, 2023	Dec. 31, 2022	Jan. 08, 2022
Restructuring Cost and Reserve [Line Items]
Ordinary shares, par value		$ 1			$ 1
Ordinary shares, shares authorized		50,000			50,000
Ordinary shares, shares issued		10,000			10,000
Ordinary shares, shares outstanding		10,000			10,000
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares issued	4,739,226		6,900,000
Temporary equity, redemption price per share	$ 11.09		$ 10.73	$ 10.78
Preferred stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000			1,000,000
Preferred stock, shares issued	0		0			0
Preferred stock, shares outstanding	0		0			0
Ordinary shares, par value	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000		200,000,000			200,000,000	200,000,000
Ordinary shares, shares issued	2,134,200		2,134,200			1,725,000
Ordinary shares, shares outstanding	2,134,200		2,134,200	6,873,426		1,725,000